United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended  September 30, 2009.

Institutional Investment Manager Filing this Report:

Name:		Evermay Wealth Management, LLC
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		Damon A. White
Title:		Managing Director
Phone:		202-293-9113

Signature, Place and Date of Signing:

Damon A. White	Washington, DC   	11/12/09


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     1428    33406 SH       SOLE                    33406
AT&T                           COM              00206R102     1072    39690 SH       SOLE                    39690
Alliance-Bernstein Holding LP  COM              01881G106      266     9735 SH       SOLE                     9735
Apple Inc                      COM              037833100     2609    14076 SH       SOLE                    14076
Baker Hughes                   COM              057224107      998    23390 SH       SOLE                    23390
Baxter Int'l                   COM              071813109     1128    19780 SH       SOLE                    19780
CVS Caremark                   COM              126650100      231     6475 SH       SOLE                     6475
ChevronTexaco                  COM              166764100      874    12409 SH       SOLE                    12409
Cisco Systems                  COM              17275R102     1103    46847 SH       SOLE                    46847
Colgate-Palmolive              COM              194162103      948    12430 SH       SOLE                    12430
Colonial Bancgroup Inc         COM              195493309        1    14180 SH       SOLE                    14180
ConocoPhillips                 COM              20825C104      936    20735 SH       SOLE                    20735
Corporate Office Properties Tr COM              22002T108     1957    53060 SH       SOLE                    53060
Covance                        COM              222816100     1586    29280 SH       SOLE                    29280
Danaher                        COM              235851102     2678    39784 SH       SOLE                    39784
Devon Energy                   COM              25179M103      595     8840 SH       SOLE                     8840
Emerson Electric               COM              291011104      452    11270 SH       SOLE                    11270
Exxon Mobil                    COM              30231G102     3762    54825 SH       SOLE                    54825
FMC Technologies               COM              30249U101     1854    35495 SH       SOLE                    35495
FPL Group                      COM              302571104     1805    32690 SH       SOLE                    32690
General Electric               COM              369604103      648    39472 SH       SOLE                    39472
Google Class A                 COM              38259P508     1415     2853 SH       SOLE                     2853
Hansen Natural Corp            COM              411310105     1457    39657 SH       SOLE                    39657
Hewlett-Packard                COM              428236103     3468    73455 SH       SOLE                    73455
IBM                            COM              459200101      262     2190 SH       SOLE                     2190
J.P. Morgan Chase              COM              46625H100     1025    23390 SH       SOLE                    23390
Johnson & Johnson              COM              478160104     1121    18409 SH       SOLE                    18409
Kraft Foods                    COM              50075N104      947    36050 SH       SOLE                    36050
L-3 Communications             COM              502424104      910    11330 SH       SOLE                    11330
LabCorp                        COM              50540R409     2850    43375 SH       SOLE                    43375
McDonald's                     COM              580135101     3696    64764 SH       SOLE                    64764
Microsoft                      COM              594918104      746    29000 SH       SOLE                    29000
Monsanto                       COM              61166W101     2106    27205 SH       SOLE                    27205
Oracle                         COM              68389X105      897    43059 SH       SOLE                    43059
PepsiCo                        COM              713448108     2537    43251 SH       SOLE                    43251
Perrigo Inc                    COM              714290103     1769    52055 SH       SOLE                    52055
Precision Castparts            COM              740189105     2600    25523 SH       SOLE                    25523
Procter & Gamble               COM              742718109     1167    20152 SH       SOLE                    20152
Quality Systems Inc            COM              747582104     2054    33355 SH       SOLE                    33355
Research In Motion             COM              760975102      919    13585 SH       SOLE                    13585
Schlumberger                   COM              806857108      232     3894 SH       SOLE                     3894
Sigma Aldrich                  COM              826552101     1986    36785 SH       SOLE                    36785
Southern Co.                   COM              842587107      676    21350 SH       SOLE                    21350
State Street Corp              COM              857477103      721    13700 SH       SOLE                    13700
T. Rowe Price Group            COM              74144T108     2034    44510 SH       SOLE                    44510
TJX Companies                  COM              872540109      506    13610 SH       SOLE                    13610
Tower Group Inc                COM              891777104     2174    89125 SH       SOLE                    89125
United Technologies            COM              913017109     1064    17470 SH       SOLE                    17470
Visa                           COM              92826C839     2420    35010 SH       SOLE                    35010
Walgreen                       COM              931422109     1651    44050 SH       SOLE                    44050
Washington REIT                COM              939653101     1478    51331 SH       SOLE                    51331
XTO Energy                     COM              98385X106     2713    65651 SH       SOLE                    65651
I-Shares S&P Midcap 400 Index                   464287507     4113 59647.0000SH      SOLE               59647.0000
S&P Depositary Receipts                         78462F103     7872 74551.0000SH      SOLE               74551.0000
Schwab S&P 500 Select Fund                      808509855      615 37056.0790SH      SOLE               37056.0790